Property, plant and equipment (Details Narrative)	12 Months Ended
Jun. 30, 2026
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	30 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	60 years
Property and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	5 years
Property and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	15 years
Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	3 years
Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	6 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	5 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	10 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	5 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	10 years
Vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	4 years
Vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant property and equipment	8 years